RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN	12 Months Ended
Mar. 31, 2012
Reconciliation of Financial Statement Net Income (Loss) to Income Tax Return Disclosure [Abstract]
Reconciliation of Financial Statement Net Income (Loss) to Income Tax Return Disclosure [Text Block]
NOTE D	- RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN

The Partnership’s net income (loss) for financial reporting purposes and income (loss) for income tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Total	Series 1	Series 2	Series 3
Net income (loss) for financial reporting purposes	$(178,819)	$(44,374)	$(58,536)	$(26,872)

Less: Excess of tax depreciation over book depreciation on operating limited partnership assets	(55,206)	-	-	(55,206)
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(207,647)	-	-	(207,647)
Other	1,728,403	-	-	1,728,403
Related party expenses	590	-	-	590

Difference due to fiscal year for book purposes and calendar year for tax purposes	7,069,132	2,742,175	2,018,297	(66,142)

Accrued partnership management fees not deductible for tax purposes until paid	36,936	-	-	36,936

Income (loss) for income tax return purposes, year ended December 31, 2011	$8,393,389	$2,697,801	$1,959,761	$1,410,062

The Partnership’s net income (loss) for financial reporting purposes and income (loss) for income tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Series 4	Series 5	Series 6

Net income (loss) for financial reporting purposes	$5,411	$(54,448)	$-

Less: Excess of tax depreciation over book depreciation on operating limited partnership assets	-	-	-
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	-	-	-
Other	-	-	-
Related party expenses	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	1,443,952	930,850	-

Accrued partnership management fees not deductible for tax purposes until paid	-	-	-

Income (loss) for income tax return purposes, year ended December 31, 2011	$1,449,363	$876,402	$-

The Partnership’s net income (loss) for financial reporting and income (loss) for income tax return purposes for the year ended March 31, 2011 is reconciled as follows:

	Total	Series 1	Series 2	Series 3
Net income (loss) for financial reporting purposes	$(86,086)	$(39,354)	$(27,879)	$42,179

Less: Excess of tax depreciation over book depreciation on operating limited partnership assets	(151,386)	-	-	(53,825)
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(643,761)	(101,965)	(169,696)	(205,937)
Other	643,199	(7,381)	(21,838)	640,736
Related party expenses	21,253	-	-	(5,743)

Difference due to fiscal year for book purposes and calendar year for tax purposes	10,468	1,474	1,226	785

Accrued partnership management fees not deductible for tax purposes until paid	59,874	20,064	-	39,810

Income (loss) for income tax return purposes, year ended December 31, 2010	$(146,439)	$(127,162)	$(218,187)	$458,005

The Partnership’s net income (loss) for financial reporting and income (loss) for income tax return purposes for the year ended March 31, 2011 is reconciled as follows:

	Series 4	Series 5	Series 6

Net income (loss) for financial reporting purposes	$(32,123)	$(28,909)	$-

Less: Excess of tax depreciation over book depreciation on operating limited partnership assets	742	(98,303)	-
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(71,704)	(94,459)	-
Other	(27,470)	59,152	-
Related party expenses	-	26,996	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	5,332	1,651	-

Accrued partnership management fees not deductible for tax purposes until paid	-	-	-

Income (loss) for income tax return purposes, year ended December 31, 2010	$(125,223)	$(133,872)	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2012 are as follows:

	Total	Series 1	Series 2	Series 3

Investments in operating limited partnerships - tax return December 31, 2011	$(3,430,200)	$-	$-	$(3,430,200)

Add back losses not recognized under the equity method	2,025,513	-	-	2,025,513

Other	1,404,687	-	-	1,404,687

Investments in operating limited partnerships - as reported	$-	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2012 are as follows:

	Series 4	Series 5	Series 6

Investments in operating limited partnerships - tax return December 31, 2011	$-	$-	$-

Add back losses not recognized under the equity method	-	-	-

Other	-	-	-

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2011 are as follows:

	Total	Series 1	Series 2	Series 3

Investments in operating limited partnerships - tax return December 31, 2010	$(12,131,129)	$(2,574,396)	$(2,236,402)	$(4,830,881)

Add back losses not recognized under the equity method	12,925,270	2,752,056	3,530,515	3,267,836

Other	(794,141)	(177,660)	(1,294,113)	1,563,045

Investments in operating limited partnerships - as reported	$-	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2011, are as follows:

	Series 4	Series 5	Series 6

Investments in operating limited partnerships - tax return December 31, 2010	$(1,434,838)	$(1,054,612)	$-

Add back losses not recognized under the equity method	1,576,044	1,798,819	-

Other	(141,206)	(744,207)	-

Investments in operating limited partnerships - as reported	$-	$-	$-